SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EquityInstruments item R$ / shares	Dec. 31, 2022 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
PS and SAR
Number of shares
Opening balance	7,583,185	5,415,754
Granted during of the period	3,318,892	4,152,200
Exercised	(244,464)	(1,474,506)
Exercised due to resignation	(24,743)	(175,552)
Abandoned/cancelled due to resignation	(225,126)	(334,711)
Closing balance	10,407,744	7,583,185
Average exercise price | R$ / shares	R$ 47.78	R$ 48.79